Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Sensitivity analysis (Details) - Minera Yanacocha SRL and subsidiary [Member] $ in Millions	Dec. 31, 2020 USD ($)
Yanacocha
Property, plant and equipments,net [Line Items]
Percentage of reasonably possible increase in WACC used in the determination of CGU's recoverable amounts	0.50%
Percentage of reasonably possible decrease in WACC used in the determination of CGU's recoverable amounts	(0.50%)
Yanacocha | Discount rate, Bottom of range
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value	8.90%
Increase (decrease) in CGU's recoverable amount due to reasonably possible increase in WACC used	$ 125.0
Increase (decrease) in CGU's recoverable amount due to reasonably possible decrease in WACC used	$ (14.0)
Yanacocha | Discount rate, Top of range
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value	9.40%
Increase (decrease) in CGU's recoverable amount due to reasonably possible increase in WACC used	$ 54.5
Increase (decrease) in CGU's recoverable amount due to reasonably possible decrease in WACC used	$ (77.0)
Conga
Property, plant and equipments,net [Line Items]
Percentage of reasonably possible increase in WACC used in the determination of CGU's recoverable amounts	0.50%
Percentage of reasonably possible decrease in WACC used in the determination of CGU's recoverable amounts	(0.50%)
Conga | Discount rate, Bottom of range
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value	9.40%
Increase (decrease) in CGU's recoverable amount due to reasonably possible increase in WACC used	$ 132.0
Increase (decrease) in CGU's recoverable amount due to reasonably possible decrease in WACC used	$ (33.0)
Conga | Discount rate, Top of range
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value	10.40%
Increase (decrease) in CGU's recoverable amount due to reasonably possible increase in WACC used	$ (30.0)
Increase (decrease) in CGU's recoverable amount due to reasonably possible decrease in WACC used	$ (158.0)